1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities, Stock Warrants (Exercise price - $0.001/share)	18,200,002	10,000,000	18,000,002	18,000,002
Stock Warrants
Antidilutive Securities, Stock Warrants (Exercise price - $0.001/share)	18,200,000	10,000,000	18,000,000	18,000,000
Convertible Preferred Stock
Antidilutive Securities, Stock Warrants (Exercise price - $0.001/share)	2	0	2	2